UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund: BlackRock Enhanced International Dividend Trust (Formerly BlackRock International Growth &

            Income Trust) (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

            International Dividend Trust (Formerly BlackRock International Growth & Income Trust), 55 East

            52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments	BlackRock Enhanced International Dividend Trust (BGY)

Common Stocks	Shares	Value
Australia — 3.4%
Amcor Ltd. (a)	481,688	$5,761,160
Ansell Ltd. (a)	523,055	9,165,897
Sonic Healthcare Ltd. (a)	651,997	10,714,147

		25,641,204
Belgium — 2.6%
Anheuser-Busch InBev SA (a)	82,185	9,824,166
bpost SA (a)	332,702	9,894,859

		19,719,025
Canada — 6.6%
Canadian Pacific Railway Ltd. (a)	8,600	1,444,510
Rogers Communications, Inc., Class B (a)	483,951	24,954,845
TELUS Corp. (a)	669,939	24,096,864

		50,496,219
China — 4.6%
Alibaba Group Holding Ltd. — ADR (a)(b)	77,678	13,415,768
ANTA Sports Products Ltd. (a)	2,169,600	9,123,785
Tencent Holdings Ltd. (a)	290,400	12,696,484

		35,236,037
Denmark — 1.3%
Novo Nordisk A/S, Class B (a)	205,966	9,902,584
Finland — 2.3%
Kone OYJ, Class B (a)	324,120	17,181,370
France — 6.1%
AXA SA (a)	10,400	314,414
BNP Paribas SA (a)	79,064	6,378,547
Dassault Aviation SA (a)	5,063	8,192,478
Sanofi (a)	285,718	28,442,264
Societe Generale SA (a)	54,570	3,197,879

		46,525,582
Germany — 5.3%
Continental AG (a)	1,400	355,557
Deutsche Post AG, Registered Shares (a)	554,991	24,738,325
Innogy SE (a)(c)	22,900	1,020,177
KION Group AG (a)	30,360	2,908,343
SAP SE (a)	96,900	10,624,622
Wacker Chemie AG (a)	4,100	588,696

		40,235,720
Hong Kong — 2.4%
AIA Group Ltd. (a)	998,400	7,391,453
Melco Resorts & Entertainment Ltd. — ADR (a)	19,163	462,212
Sands China Ltd. (a)	2,052,000	10,732,164

		18,585,829

Common Stocks	Shares	Value
India — 1.5%
Federal Bank, Ltd. (a)	1,063,500	$1,839,468
HDFC Bank Ltd. (a)	338,302	9,378,766

		11,218,234
Ireland — 0.9%
Ryanair Holdings PLC, ADR (a)(b)	64,436	6,792,843
Italy — 0.3%
Azimut Holding SpA (a)	23,400	506,990
Buzzi Unicem SpA (a)	68,931	1,862,743

		2,369,733
Japan — 5.0%
FANUC Corp. (a)	22,900	4,643,056
Japan Tobacco, Inc. (a)	616,200	20,193,453
Nintendo Co. Ltd. (a)	21,300	7,854,020
SMC Corp. (a)	12,800	4,523,022
Sumitomo Mitsui Financial Group, Inc. (a)	22,900	880,257

		38,093,808
Netherlands — 5.7%
Aalberts Industries NV (a)(d)	114,252	5,522,702
ASML Holding NV (a)	64,680	11,052,362
CNH Industrial NV (a)	55,267	663,499
Heineken NV (a)	103,785	10,269,782
Koninklijke Philips NV (a)	186,400	7,690,856
Royal Dutch Shell PLC, Class B (a)	261,584	8,053,151

		43,252,352
Norway — 0.1%
Statoil ASA (a)	17,000	341,776
Portugal — 1.1%
Galp Energia SGPS SA (a)	486,604	8,629,017
South Africa — 1.5%
Naspers Ltd., Class N (a)	53,619	11,590,960
Novus Holdings, Ltd.	18,546	8,888

		11,599,848
South Korea — 2.1%
LG Chem Ltd. (a)	7,645	2,626,455
Samsung Electronics Co. Ltd. (a)	6,000	13,501,332

		16,127,787
Sweden — 2.9%
Hexagon AB, Class B (a)	188,266	9,339,505
Svenska Handelsbanken AB, Class A (a)	846,390	12,787,514

		22,127,019
Switzerland — 12.3%
Givaudan SA, Registered Shares (a)	6,583	14,331,104

BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

Common Stocks	Shares	Value
Switzerland (continued)
Nestle SA, Registered Shares (a)	267,054	$22,416,844
Novartis AG, Registered Shares (a)	345,282	29,616,542
Roche Holding AG (a)	61,138	15,628,104
SGS SA, Registered Shares (a)	4,584	11,007,443
UBS Group AG, Registered Shares (a)(b)	37,100	634,669

		93,634,706
Taiwan — 3.0%
Far EasTone Telecommunications Co. Ltd. (a)	2,971,000	7,068,483
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,184,000	15,642,804

		22,711,287
United Kingdom — 19.9%
AstraZeneca PLC (a)	321,544	21,383,130
BAE Systems PLC (a)	563,600	4,772,986
British American Tobacco PLC (a)	555,395	34,769,785
Diageo PLC (a)	392,968	12,922,950
GlaxoSmithKline PLC (a)	788,359	15,759,777
Imperial Brands PLC (a)	734,900	31,366,097
Lloyds Banking Group PLC (a)	8,673,254	7,881,878
Metro Bank PLC (a)(b)	53,870	2,440,994
Rio Tinto PLC (a)	58,502	2,723,216
Unilever PLC (a)	303,385	17,559,717

		151,580,530
United States — 4.3%
3M Co. (a)(d)	79,801	16,750,230
Microsoft Corp. (a)(d)	211,571	15,759,924
Pfizer, Inc. (a)(d)	16,200	578,340

		33,088,494
Total Common Stocks — 95.2%		725,091,004

Investment Companies — 2.9%
United States — 2.9%
WisdomTree Japan Hedged Equity Fund (a)(d)	408,110	22,323,617

Preferred Stocks	Shares	Value
China — 0.5%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $2,106,332), 0.00% (b)(e)(f)	76,800	$3,911,424
India — 0.2%
Jasper Infotech Private Ltd., Series F, (Acquired 5/7/14, cost $2,825,580), 0.00% (b)(e)(f)	398	1,115,040
Jasper Infotech Private Ltd., Series G, (Acquired 10/29/14, cost $1,112,870), 0.00% (b)(e)(f)	132	452,065

		1,567,105
Total Preferred Stocks — 0.7%		5,478,529
Total Long-Term Investments (Cost — $640,369,325) — 98.8%		752,893,150

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (g)(h)	12,756,559	12,756,559
Total Short-Term Securities (Cost — $12,756,559) — 1.7%		12,756,559
Total Short-Term Securities — 1.7%		12,756,559
Total Investments Before Options Written (Cost — $653,125,884) — 100.5%		765,649,709
Options Written (Premiums Received — $5,804,815) — (1.0)%		(7,426,586)
Total Investments, Net of Options Written (Cost — $647,321,069) — 99.5%		758,223,123
Other Assets Less Liabilities — 0.5%		3,720,973

Net Assets — 100.0%		$761,944,096

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

2	BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $5,478,529 and an original cost of $6,044,782, which was 0.7% of its net assets.

(g)	Annualized 7-day yield as of period end.

(h)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,641,400	(9,884,841)	12,756,559	$12,756,559	$120,553		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	501	[1]	—	—
Total				$12,756,559	$121,054		—	—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
OTC	Over-the-Counter
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Pfizer, Inc.	9	10/05/17	USD	33.55	USD	(32)	$(1,941)
Pfizer, Inc.	4	10/06/17	USD	34.00	USD	(14)	(700)
Pfizer, Inc.	2	10/12/17	USD	33.75	USD	(7)	(395)
Microsoft Corp.	125	10/13/17	USD	75.50	USD	(931)	(4,500)
WisdomTree Japan Hedged Equity Fund	410	10/13/17	USD	52.00	USD	(2,243)	(112,750)
Alibaba Group Holding Ltd. — ADR	185	10/20/17	USD	165.00	USD	(3,195)	(175,288)
Melco Resorts & Entertainment Ltd.	84	10/20/17	USD	23.00	USD	(203)	(11,970)
Microsoft Corp.	301	10/20/17	USD	72.50	USD	(2,242)	(71,337)
Pfizer, Inc.	10	10/20/17	USD	34.00	USD	(36)	(1,770)
Ryanair Holdings PLC — ADR	283	10/20/17	USD	110.00	USD	(2,983)	(17,687)

BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
3M Co.	79	10/27/17	USD	215.00	USD	(1,658)	$(13,311)
3M Co.	79	10/27/17	USD	217.50	USD	(1,658)	(8,097)
Alibaba Group Holding Ltd. — ADR	51	10/27/17	USD	175.00	USD	(881)	(22,057)
Microsoft Corp.	87	10/27/17	USD	74.00	USD	(648)	(17,443)
WisdomTree Japan Hedged Equity Fund	300	10/27/17	USD	53.50	USD	(1,641)	(49,200)
3M Co.	193	11/03/17	USD	212.50	USD	(4,051)	(56,549)
Microsoft Corp.	162	11/03/17	USD	75.00	USD	(1,207)	(26,082)
Pfizer, Inc.	11	11/03/17	USD	36.00	USD	(39)	(539)
WisdomTree Japan Hedged Equity Fund	213	11/03/17	USD	54.50	USD	(1,165)	(22,472)
Alibaba Group Holding Ltd. — ADR	52	11/10/17	USD	172.50	USD	(898)	(40,300)
Microsoft Corp.	197	11/10/17	USD	74.50	USD	(1,467)	(39,991)
Pfizer, Inc.	15	11/13/17	USD	35.40	USD	(54)	(1,095)
AT&T, Inc.	973	11/17/17	CAD	45.00	CAD	(4,367)	(49,518)
Alibaba Group Holding Ltd. — ADR	53	11/17/17	USD	170.00	USD	(915)	(52,735)
Canadian Pacific Railway Ltd.	37	11/17/17	CAD	210.00	CAD	(775)	(14,456)
Microsoft Corp.	58	11/17/17	USD	77.50	USD	(432)	(4,872)
Pfizer, Inc.	15	11/17/17	USD	34.00	USD	(54)	(2,880)
WisdomTree Japan Hedged Equity Fund	870	11/17/17	USD	55.00	USD	(4,759)	(85,695)
Pfizer, Inc.	5	12/15/17	USD	36.00	USD	(18)	(350)
Total							$(905,980)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ansell Ltd.	Citibank N.A.	52,000	10/04/17	AUD	22.74	AUD	(1,162)	$(4,738)
Sanofi SA	Goldman Sachs International	18,000	10/04/17		81.85	EUR	1,516	(51,663)
Sonic Healthcare Ltd.	Goldman Sachs International	103,200	10/04/17	AUD	22.52	AUD	(2,162)	—
bpost SA	Morgan Stanley & Co. International PLC	33,400	10/04/17	EUR	23.64	EUR	840	(60,194)
Rogers Communications, Inc., Class B	Deutsche Bank AG	94,000	10/05/17	CAD	(6,048)	CAD	(6,048)	(24,577)
Aalberts Industries NV	UBS AG	24,500	10/06/17	EUR	38.09	EUR	1,002	(81,613)
AMC Entertainment Holdings, Inc.	Citibank N.A.	103,000	10/11/17	AUD	16.18	AUD	1,571	(725)
ANTA Sports Products Ltd.	UBS AG	520,000	10/11/17	HKD	32.60	HKD	17,082	(76,318)
Ansell Ltd.	UBS AG	63,000	10/11/17	AUD	21.64	AUD	1,407	(38,482)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	64,700	10/11/17	JPY	3,760.43	JPY	238,584	(8,743)
Samsung Electronics Co. Ltd.	Goldman Sachs International	2,600	10/11/17	USD	2,404,027.50	USD	6,700,959	(371,880)
Sands China Ltd.	Goldman Sachs International	492,400	10/11/17	HKD	35.31	HKD	20,119	(350,311)
bpost SA	Goldman Sachs International	23,100	10/11/17	EUR	24.13	EUR	581	(29,074)
Svenska Handelsbanken AB, Class A	Goldman Sachs International	203,400	10/17/17	SEK	116.62	SEK	25,030	(170,683)
AIA Group Ltd.	Goldman Sachs International	240,000	10/18/17	HKD	60.45	HKD	13,879	(8,093)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	25,700	10/18/17	EUR	37.88	EUR	1,051	(92,440)
Diageo PLC — ADR	Goldman Sachs International	173,000	10/18/17	GBP	25.91	GBP	4,245	(6,313)
Heico Corp.	Goldman Sachs International	23,200	10/18/17	EUR	87.70	EUR	1,942	(2,227)

4	BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Innogy SE	Morgan Stanley & Co. International PLC	10,000	10/18/17	EUR	37.26	EUR	377	$(11,418)
KONE Oyj	Morgan Stanley & Co. International PLC	33,200	10/18/17	EUR	45.71	EUR	1,489	(14,299)
Llyods Banking Group PLC	Goldman Sachs International	2,081,200	10/18/17	GBP	0.63	GBP	1,415	(128,073)
Nestle SA	Bank of America N.A.	63,000	10/18/17	CHF	81.10	CHF	5,121	(83,240)
Novan, Inc.	Goldman Sachs International	102,600	10/18/17	CHF	80.52	CHF	8,522	(301,676)
Novo Nordisk A/S	Goldman Sachs International	44,700	10/18/17	DKK	303.49	DKK	13,532	(38,170)
Taiwan Semiconductor Manufacturing Co. Ltd.	Deutsche Bank AG	961,000	10/18/17	USD	218.09	USD	208,720	(56,747)
UBS Group AG, Registered Shares	Goldman Sachs International	16,300	10/18/17	CHF	15.62	CHF	270	(15,969)
Unilever PLC	Goldman Sachs International	97,300	10/18/17	GBP	45.19	GBP	4,202	(11,695)
Unilever PLC	Goldman Sachs International	36,100	10/18/17	GBP	45.52	GBP	1,559	(2,879)
bpost SA	Goldman Sachs International	19,000	10/18/17	EUR	23.75	EUR	478	(32,893)
AT&T	UBS AG	98,700	10/19/17	CAD	45.38	CAD	4,430	(19,070)
GlaxoSmithKline PLC	Goldman Sachs International	60,000	10/19/17	GBP	15.15	GBP	895	(8,835)
Heico Corp.	Goldman Sachs International	22,500	10/19/17	EUR	84.71	EUR	1,884	(15,257)
KONE Oyj	Goldman Sachs International	36,500	10/19/17	EUR	47.03	EUR	1,637	(3,554)
Llyods Banking Group PLC	Goldman Sachs International	1,735,000	10/19/17	GBP	0.66	GBP	1,180	(43,552)
Novartis AG, Registered Shares	Goldman Sachs International	49,300	10/19/17	CHF	82.89	CHF	4,095	(57,819)
AstraZeneca PLC	Goldman Sachs International	92,700	10/24/17	GBP	48.56	GBP	4,601	(204,214)
Hexagon AB, Class B	Bank of America N.A.	30,000	10/24/17	SEK	400.24	SEK	12,122	(42,862)
BNP Paribas SA	UBS AG	34,700	10/25/17	EUR	66.69	EUR	2,369	(90,460)
Banco Santander SA	Goldman Sachs International	30,200	10/25/17	EUR	84.33	EUR	2,544	(42,411)
FANUC Corp.	Goldman Sachs International	9,000	10/25/17	JPY	21,849.79	JPY	205,334	(89,684)
Far Eastone Telecommunications Co. Ltd.	Goldman Sachs International	297,000	10/25/17	USD	74.32	USD	21,429	(2,528)
Hexagon AB, Class B	UBS AG	15,300	10/25/17	SEK	390.26	SEK	6,182	(34,062)
Imperial Brands PLC	Goldman Sachs International	136,700	10/25/17	GBP	33.37	GBP	4,354	(54,779)
Nintendo Co. Ltd.	JPMorgan Chase Bank N.A.	9,300	10/25/17	JPY	41,155.22	JPY	385,873	(142,239)
Roche Holding AG	Goldman Sachs International	22,200	10/25/17	CHF	244.68	CHF	5,495	(130,850)
Novo Nordisk A/S	Goldman Sachs International	46,000	10/26/17	DKK	306.12	DKK	13,925	(30,184)
Royal Dutch Shell PLC, Class B	Goldman Sachs International	50,000	10/26/17	GBP	21.89	GBP	1,149	(77,242)
Buzzi Unicem SpA	Goldman Sachs International	30,300	10/30/17	EUR	21.76	EUR	693	(45,392)
Rogers Communication, Inc.	Deutsche Bank AG	72,400	10/30/17	CAD	65.34	CAD	4,658	(43,119)
AIA Group Ltd.	Deutsche Bank AG	200,000	10/31/17	HKD	60.53	HKD	11,566	(13,840)
Banco Santander SA	Goldman Sachs International	38,800	10/31/17	EUR	82.77	EUR	3,268	(105,037)
GlaxoSmithKline PLC	Credit Suisse International	146,000	10/31/17	GBP	15.12	GBP	2,178	(32,994)
Imperial Brands PLC	Credit Suisse International	93,300	10/31/17	GBP	33.53	GBP	2,972	(40,740)
Japan Tobacco, Inc.	Morgan Stanley & Co. International PLC	117,000	10/31/17	JPY	3,767.35	JPY	431,443	(35,439)
KONE Oyj	Morgan Stanley & Co. International PLC	36,500	10/31/17	EUR	48.53	EUR	1,637	(1,706)
Naspers Ltd., Class N	Credit Suisse International	23,500	10/31/17	ZAR	3,054.22	ZAR	68,778	(86,444)
SGS SA, Registered Shares	Morgan Stanley & Co. International PLC	1,100	10/31/17	CHF	2,305.20	CHF	2,558	(61,746)
bpost SA	Morgan Stanley & Co. International PLC	19,000	10/31/17	EUR	24.67	EUR	478	(15,015)
Digital Power Corp.	Goldman Sachs International	96,800	11/01/17	EUR	37.04	EUR	3,650	(131,313)
Galp Energia SGPS SA	Credit Suisse International	50,000	11/01/17	EUR	14.23	EUR	750	(47,398)
Digital Power Corp.	Goldman Sachs International	147,300	11/02/17	EUR	36.81	EUR	5,555	(237,849)

BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Metro Bank PLC	UBS AG	10,400	11/02/17	GBP	33.86	GBP	352	$(12,842)
bpost SA	Goldman Sachs International	14,400	11/07/17	EUR	24.78	EUR	362	(10,934)
AT&T	Citibank N.A.	98,700	11/08/17	CAD	45.26	CAD	4,430	(39,249)
Givaudan SA	Credit Suisse International	1,500	11/08/17	CHF	2,046.25	CHF	3,162	(124,410)
Imperial Brands PLC	Bank of America N.A.	93,300	11/08/17	GBP	33.01	GBP	2,972	(63,653)
Nestle SA	Goldman Sachs International	54,500	11/08/17	CHF	81.93	CHF	4,430	(64,045)
Sonic Healthcare Ltd.	UBS AG	59,800	11/08/17	AUD	22.10	AUD	1,253	(5,556)
AMC Entertainment Holdings, Inc.	Deutsche Bank AG	109,000	11/09/17	AUD	15.52	AUD	1,662	(23,269)
ANTA Sports Products Ltd.	Morgan Stanley & Co. International PLC	434,000	11/09/17	HKD	34.55	HKD	14,257	(58,622)
British American Tobacco PLC	UBS AG	122,200	11/09/17	GBP	47.74	GBP	5,709	(125,147)
Dassault Aviation SA	Goldman Sachs International	600	11/09/17	EUR	1,333.66	EUR	821	(40,391)
Dassault Aviation SA	Goldman Sachs International	1,000	11/09/17	EUR	1,391.07	EUR	1,369	(32,509)
Givaudan SA	Goldman Sachs International	1,300	11/09/17	CHF	2,071.31	CHF	2,741	(82,816)
Hexagon AB, Class B	UBS AG	37,500	11/09/17	SEK	407.80	SEK	15,152	(58,955)
KONE Oyj	UBS AG	36,500	11/09/17	EUR	46.78	EUR	1,637	(22,499)
SGS SA, Registered Shares	Goldman Sachs International	900	11/09/17	CHF	2,273.31	CHF	2,093	(71,029)
Svenska Handelsbanken AB, Class A	Goldman Sachs International	169,000	11/09/17	SEK	117.50	SEK	20,797	(130,654)
Tencent Holdings Ltd.	Morgan Stanley & Co. International PLC	37,000	11/09/17	HKD	354.53	HKD	12,637	(41,315)
bpost SA	Goldman Sachs International	14,400	11/09/17	EUR	24.78	EUR	362	(11,105)
Anheuser-Busch InBev SA	Credit Suisse International	4,700	11/10/17	EUR	99.92	EUR	475	(19,324)
British American Tobacco PLC	UBS AG	122,200	11/15/17	GBP	47.74	GBP	5,709	(134,379)
CNH Industrial NV	Credit Suisse International	24,300	11/15/17	EUR	10.33	EUR	247	(6,447)
Dassault Aviation SA	Goldman Sachs International	600	11/15/17	EUR	1,333.66	EUR	821	(41,894)
Koninklijke Philips N.V.	Morgan Stanley & Co. International PLC	82,000	11/15/17	EUR	35.07	EUR	2,863	(87,480)
Tencent Holdings Ltd.	Goldman Sachs International	90,700	11/15/17	HKD	343.53	HKD	30,977	(107,015)
bpost SA	HSBC Bank PLC	23,000	11/15/17	EUR	25.65	EUR	579	(6,837)
ASML Holding NV	UBS AG	25,900	11/16/17	EUR	140.89	EUR	3,745	(213,014)
Ansell Ltd.	Deutsche Bank AG	57,500	11/16/17	AUD	22.66	AUD	1,285	(28,230)
BAE Systems PLC	Morgan Stanley & Co. International PLC	248,000	11/16/17	GBP	6.45	GBP	1,567	(25,689)
Banco Santander SA	Goldman Sachs International	38,800	11/16/17	EUR	84.86	EUR	3,268	(68,823)
FANUC Corp.	Morgan Stanley & Co. International PLC	1,000	11/16/17	JPY	23,257.25	JPY	22,815	(4,457)
Far Eastone Telecommunications Co. Ltd.	JPMorgan Chase Bank N.A.	336,000	11/16/17	USD	73.18	USD	24,242	(8,857)
Galp Energia SGPS SA	UBS AG	94,600	11/16/17	EUR	15.37	EUR	1,419	(21,570)
GlaxoSmithKline PLC	Goldman Sachs International	140,800	11/16/17	GBP	15.10	GBP	2,101	(27,410)
Japan Tobacco, Inc.	Morgan Stanley & Co. International PLC	64,700	11/16/17	JPY	3,773.54	JPY	238,584	(26,515)
Japan Tobacco, Inc.	UBS AG	24,700	11/16/17	JPY	3,729.45	JPY	91,082	(13,571)
LG Chem Ltd.	Goldman Sachs International	3,300	11/16/17	USD	388,642.50	USD	1,298,508	(55,423)
Metro Bank PLC	Credit Suisse International	13,300	11/16/17	GBP	33.54	GBP	450	(22,823)
Rogers Corp.	Morgan Stanley & Co. International PLC	4,700	11/16/17	CHF	251.74	CHF	1,163	(15,867)
SAP SE	UBS AG	3,900	11/16/17	EUR	93.71	EUR	362	(7,486)

6	BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sands China Ltd.	JPMorgan Chase Bank N.A.	410,400	11/16/17	HKD	40.21	HKD	16,769	$(100,249)
Societe Generale SA	Credit Suisse International	24,000	11/16/17	EUR	49.51	EUR	1,190	(46,764)
Sonic Healthcare Ltd.	Deutsche Bank AG	123,700	11/16/17	AUD	21.85	AUD	2,592	(20,337)
Sumitomo Mitsui Financial Group, Inc.	UBS AG	10,000	11/16/17	JPY	4,398.24	JPY	43,254	(7,782)
Rogers Communication, Inc.	Morgan Stanley & Co. International PLC	46,500	11/20/17	CAD	64.86	CAD	2,992	(46,348)
SMC Corp.	UBS AG	5,600	11/21/17	JPY	40,386.85	JPY	222,667	(55,357)
Rio Tinto PLC	Bank of America N.A.	25,700	11/28/17	GBP	34.72	GBP	893	(46,669)
Royal Dutch Shell PLC, Class B	Credit Suisse International	65,000	11/28/17	GBP	23.07	GBP	1,493	(27,968)
KION Group AG	Goldman Sachs International	13,300	11/29/17	EUR	81.43	EUR	1,078	(36,166)
Ansell Ltd.	Deutsche Bank AG	57,500	11/30/17	AUD	22.96	AUD	1,285	(24,631)
Anheuser-Busch InBev SA	Goldman Sachs International	31,500	12/01/17	EUR	104.22	EUR	3,186	(59,568)
Galp Energia SGPS SA	Goldman Sachs International	69,500	12/05/17	EUR	15.24	EUR	1,043	(23,889)
Total								$(6,520,606)

BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$25,641,204	—	$25,641,204
Belgium	—	19,719,025	—	19,719,025
Canada	$50,496,219	—	—	50,496,219
China	22,539,553	12,696,484	—	35,236,037
Denmark	—	9,902,584	—	9,902,584
Finland	—	17,181,370	—	17,181,370
France	—	46,525,582	—	46,525,582
Germany	—	40,235,720	—	40,235,720
Hong Kong	462,212	18,123,617	—	18,585,829
India	—	11,218,234	—	11,218,234
Ireland	6,792,843	—	—	6,792,843
Italy	—	2,369,733	—	2,369,733
Japan	—	38,093,808	—	38,093,808
Netherlands	—	43,252,352	—	43,252,352
Norway	—	341,776	—	341,776
Portugal	—	8,629,017	—	8,629,017
South Africa	—	11,599,848	—	11,599,848

8	BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Enhanced International Dividend Trust (BGY)

	Level 1	Level 2	Level 3	Total
South Korea	—	16,127,787	—	16,127,787
Sweden	—	22,127,019	—	22,127,019
Switzerland	—	93,634,706	—	93,634,706
Taiwan	—	22,711,287	—	22,711,287
United Kingdom	—	151,580,530	—	151,580,530
United States	33,088,494	—	—	33,088,494
Investment Companies	22,323,617	—	—	22,323,617
Preferred Stocks	—	—	$5,478,529	5,478,529
Short-Term Securities	12,756,559	—	—	12,756,559

Total	$148,459,497	$611,711,683	$5,478,529	$765,649,709

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	(902,550)	(6,524,036)	—	(7,426,586)

[1] Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$(18,063,836)	$18,063,836	—

[1] External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2016	$15,855,374	$15,855,374
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)1,	(10,376,845)	(10,376,845)
Purchases	—	—
Sales	—	—

Closing Balance, as of September 30, 2017	$5,478,529	$5,478,529

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[1]	$(10,376,845)	$(10,376,845)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2017 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST	SEPTEMBER 30, 2017	9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced International Dividend Trust (Formerly BlackRock International Growth & Income Trust)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced International Dividend Trust (Formerly BlackRock International Growth & Income Trust)

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced International Dividend Trust (Formerly BlackRock International Growth & Income Trust)

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced International Dividend Trust (Formerly BlackRock International Growth & Income Trust)

Date: November 20, 2017